UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21749

                                                     CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o Cramer Rosenthal McGlynn, LLC.

520 Madison Avenue, 20th Floor

                                                 New York, NY 10022

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

                                                Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Lea Anne Copenhefer

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code:  212-326-5300

Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Shares		Value
Common Stock — 96.2%
Consumer Discretionary — 8.2%
Consumer Durables & Apparel — 2.2%
340,480	G-III Apparel Group Ltd.[1,2]	$9,880,730

Consumer Services — 6.0%
125,620	Red Robin Gourmet Burgers, Inc.[2]	8,416,540
1,315,830	Regis Corp.[2]	18,776,894

		27,193,434

Total Consumer Discretionary		37,074,164

Consumer Staples — 7.0%
Food & Staples Retailing — 2.1%
337,535	Performance Food Group Co.[2]	9,535,364

Food, Beverage & Tobacco — 4.9%
42,250	Coca-Cola Bottling Co. Consolidated	9,115,437
867,060	Cott Corp.[1]	13,014,571

		22,130,008

Total Consumer Staples		31,665,372

Energy — 4.7%
Energy Equipment & Services — 3.0%
400,920	Forum Energy Technologies, Inc.[2]	6,374,628
412,360	Keane Group, Inc.[1,2]	6,878,165

		13,252,793

Oil, Gas & Consumable Fuels — 1.7%
694,485	Callon Petroleum Co.[2]	7,806,011

Total Energy		21,058,804

Financials — 22.4%
Banks — 17.4%
472,975	Associated Banc-Corp.	11,469,644
356,865	BancorpSouth, Inc.	11,437,523
78,015	Bank of Hawaii Corp.	6,503,330
591,615	Boston Private Financial Holdings, Inc.	9,791,228
355,045	First Horizon National Corp.	6,799,112
495,830	First Midwest Bancorp, Inc.	11,612,339
230,085	Hancock Holding Co.	11,147,618
212,890	MB Financial, Inc.	9,584,308

		78,345,102

Diversified Financials — 3.7%
337,775	Investment Technology Group, Inc.	7,478,338
173,571	Stifel Financial Corp.	9,279,106

		16,757,444

Insurance — 1.3%
155,690	Horace Mann Educators Corp.	6,126,402

Total Financials		101,228,948

Health Care — 6.1%
Health Care Equipment & Services — 4.5%
257,302	CONMED Corp.	13,500,636

Shares		Value
Health Care — (continued)
Health Care Equipment & Services — (continued)
131,475	Omnicell, Inc.[2]	$6,711,799

		20,212,435

Pharmaceuticals & Biotechnology — 1.6%
230,819	Premier, Inc. — Class A2	7,517,775

Total Health Care		27,730,210

Industrials — 20.9%
Capital Goods — 20.9%
330,985	Actuant Corp. — Class A	8,473,216
172,560	Albany International Corp. — Class A	9,904,944
197,840	Beacon Roofing Supply, Inc.[2]	10,139,300
93,709	Chart Industries, Inc.[2]	3,676,204
80,340	Curtiss-Wright Corp.	8,398,744
107,966	EnPro Industries, Inc.	8,694,502
252,065	JELD-WEN Holding, Inc.[2]	8,953,349
69,690	John Bean Technologies Corp.	7,045,659
349,910	MRC Global, Inc.[2]	6,119,926
743,532	Mueller Water Products, Inc. — Class A	9,517,209
47,150	RBC Bearings, Inc.[2]	5,900,822
161,785	Terex Corp.	7,283,561

Total Industrials		94,107,436

Information Technology — 11.6%
Semiconductors & Semiconductor Equipment — 1.5%
150,656	MACOM Technology Solutions Holdings, Inc.[1,2]	6,720,764

Software & Services — 5.3%
275,047	Acxiom Corp.[2]	6,777,158
432,227	Amber Road, Inc.[2]	3,319,504
796,981	Brightcove, Inc.[2]	5,738,263
158,555	Envestnet, Inc.[2]	8,086,305

		23,921,230

Technology Hardware & Equipment — 4.8%
632,395	Extreme Networks, Inc.[2]	7,519,177
99,396	Itron, Inc.[2]	7,698,220
116,330	Lumentum Holdings, Inc.[1,2]	6,322,535

		21,539,932

Total Information Technology		52,181,926

Materials — 4.2%
Chemicals — 4.2%
229,115	Calgon Carbon Corp.[1]	4,903,061
299,365	GCP Applied Technologies, Inc.[2]	9,190,505
218,090	Venator Materials PLC[1,2,3]	4,928,834

Total Materials		19,022,400

Real Estate — 4.2%
Diversified REIT’s — 2.1%
199,500	Alexander & Baldwin, Inc.	9,242,835

CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Shares		Value
Real Estate — (continued)
Office REIT’s — 2.1%
288,527	Corporate Office Properties Trust	$9,472,341

Total Real Estate.		18,715,176

Telecommunication Services — 1.6%
Diversified Telecommunication Services — 1.6%
876,245	Vonage Holdings Corp.[2]	7,132,634

Utilities — 5.3%
Gas Utilities — 3.4%
111,300	Southwest Gas Holdings, Inc.	8,639,106
91,115	Spire, Inc.	6,801,735

		15,440,841

Multi-Utilities — 1.9%
123,845	Black Hills Corp.	8,529,205

Total Utilities		23,970,046

Total Common Stock (Cost $335,723,931)		433,887,116

Short-Term Investments — 4.9%
11,049,922	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.91%[4]	11,049,922
11,049,922	Federated Treasury Obligations Fund Institutional Series, 0.87%[4]	11,049,922

Total Short-Term Investments (Cost $22,099,844)		22,099,844

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 101.1% (Cost $357,823,775)		455,986,960

Principal
Short-Term Investments Held As Collateral For Loaned Securities — 3.5%
Money Market Funds — 0.6%
717,000	Blackrock Liquidity Funds Prime Portfolio, 1.00%[4]	$717,000
323,000	Federated Institutional Money Market Management, 0.95%[4]	323,000
385,000	Fidelity Institutional Money Market Funds - Government Portfolio, 0.98%[4]	385,000
717,000	Invesco Short Term Investments Trust-Liquid Assets, 0.99%[4]	717,000
385,000	JPMorgan U.S. Government Money Market Fund Capital Shares, 0.97%[4]	385,000
481,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.99%[4]	481,000

Total Money Market Funds		3,008,000

Principal		Value
Repurchase Agreements — 1.1%
$1,145,167	With BNP Paribas: at 1.04%, dated 09/29/17, to be repurchased on 10/02/17, repurchase price $1,145,266 (collateralized by US Treasury Securities, par values ranging from $2,462 - $368,089, coupon rates ranging from 0.00% to 3.88%, 12/07/17 - 04/15/29; total market value $1,168,070)	$1,145,167
3,779,278	With Royal Bank of Scotland PLC[3]: at 1.05%, dated 09/29/17, to be repurchased on 10/02/17, repurchase price $3,779,609 (collateralized by US Treasury Securities, par values ranging from $32,804 - $861,565, coupon rates ranging from 0.49% to 3.50%, 10/31/17 - 11/15/42; total market value $3,854,875)	3,779,278

Total Repurchase Agreements		4,924,445

Time Deposits — 1.8%
660,000	Australia & New Zealand Bank (London), 1.18% 10/02/17[4]	660,000
690,000	BNP Paribas (Cayman), 1.07% 10/02/17[4]	690,000
660,000	Credit Agricole CIB (New York), 1.06% 10/02/17[4]	660,000
520,000	Credit Industriel et Commercial (New York), 1.06%, 10/02/17[4]	520,000
640,000	DNB Bank ASA, 1.05% 10/02/17[4]	640,000
700,000	National Australia Bank Ltd. (Cayman), 1.05% 10/02/17[4]	700,000
690,000	National Bank of Canada (Montreal), 1.06% 10/02/17[4]	690,000
700,000	Natixis New York (Cayman), 1.08% 10/02/17[4]	700,000
670,000	Royal Bank of Canada (Toronto), 1.07% 10/02/17[4]	670,000
700,000	Skandinaviska Enskilda Banken AB (Cayman), 1.06% 10/02/17[4]	700,000
690,000	Svenska Handelsbanken AB (Cayman), 1.05% 10/02/17[4]	690,000
660,000	Toronto-Dominion Bank (Toronto), 1.05% 10/02/17[4]	660,000

Total Time Deposits		7,980,000

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $15,912,445)		15,912,445

CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2017 (Unaudited)

	Value
Total Investments — 104.6% (Cost $373,736,220)	$471,899,405	[5]
Liabilities in Excess of Other Assets — (4.6)%	(20,784,661)

Total Net Assets — 100.0%	$451,114,744

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities:
Common Stock	$433,887,116	$433,887,116	—	—
Short-Term Investments	22,099,844	22,099,844	—	—
Short-Term
Investments Held
As Collateral For
Loaned Securities	15,912,445	3,008,000	$12,904,445	—

Total Investments in Securities	$471,899,405	$458,994,960	$12,904,445	—

There were no transfers between Level 1, Level 2, and Level 3 during the three months ended September 30, 2017.

[1]	Security partially or fully on loan.
[2]	Non-income producing security.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]	At September 30, 2017, the market value of securities on loan for the CRM Small Cap Value Fund was $15,485,004. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Shares		Value
Common Stock — 96.1%
Consumer Discretionary — 7.9%
Consumer Durables & Apparel — 4.1%
288,365	G-III Apparel Group Ltd.[1]	$8,368,352
59,740	PVH Corp.	7,530,825

		15,899,177

Consumer Services — 3.8%
115,797	Six Flags Entertainment Corp.	7,056,669
35,235	Vail Resorts, Inc.	8,037,808

		15,094,477

Total Consumer Discretionary		30,993,654

Consumer Staples — 3.9%
Food, Beverage & Tobacco — 3.9%
317,845	Flowers Foods, Inc.[2]	5,978,664
140,745	TreeHouse Foods, Inc.[1,2]	9,532,659

Total Consumer Staples		15,511,323

Energy — 4.9%
Energy Equipment & Services — 1.1%
220,555	Basic Energy Services, Inc.[1]	4,256,711

Oil, Gas & Consumable Fuels — 3.8%
681,610	Callon Petroleum Co.[1,2]	7,661,297
134,240	Energen Corp.[1]	7,340,243

		15,001,540

Total Energy		19,258,251

Financials — 18.5%
Banks — 13.6%
410,380	Associated Banc-Corp.	9,951,715
264,475	First Hawaiian, Inc.	8,010,948
362,890	First Midwest Bancorp, Inc.	8,498,884
206,895	Hancock Holding Co.	10,024,063
473,460	KeyCorp.	8,910,517
107,505	UMB Financial Corp.	8,008,047

		53,404,174

Diversified Financials — 2.2%
159,815	Stifel Financial Corp.	8,543,710

Insurance — 2.7%
56,895	American Financial Group, Inc.	5,885,788
50,365	Assurant, Inc.	4,810,865

		10,696,653

Total Financials		72,644,537

Health Care — 6.1%
Health Care Equipment & Services — 3.7%
21,915	Cooper Companies, Inc. (The)	5,196,266
104,730	STERIS PLC[3]	9,258,132

		14,454,398

Shares		Value
Health Care — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 2.4%
42,705	Bio-Rad Laboratories, Inc. - Class A1	$9,489,905

Total Health Care		23,944,303

Industrials — 22.7%
Capital Goods — 16.7%
285,205	Actuant Corp. — Class A	7,301,248
68,620	Allegion PLC[3]	5,933,572
186,040	Beacon Roofing Supply, Inc.[1]	9,534,550
59,680	Curtiss-Wright Corp.	6,238,947
73,965	Hubbell, Inc.	8,581,419
128,270	SPX FLOW, Inc.[1]	4,946,091
50,455	Teledyne Technologies, Inc.[1]	8,031,427
148,090	Terex Corp.	6,667,012
135,020	Xylem, Inc.	8,456,303

		65,690,569

Commercial & Professional Services — 6.0%
127,610	Dun & Bradstreet Corp. (The)	14,855,080
261,300	TriNet Group, Inc.[1]	8,784,906

		23,639,986

Total Industrials		89,330,555

Information Technology — 12.2%
Semiconductors & Semiconductor Equipment — 1.8%
160,125	MACOM Technology Solutions Holdings, Inc.[1,2]	7,143,176

Software & Services — 6.4%
48,740	IAC/InterActiveCorp.[1]	5,730,849
176,910	Nutanix, Inc. — Class A1	3,961,015
132,460	PTC, Inc.[1]	7,454,849
109,435	Vantiv, Inc. — Class A1,2	7,711,884

		24,858,597

Technology Hardware & Equipment — 4.0%
246,785	FLIR Systems, Inc.	9,602,405
113,669	Lumentum Holdings, Inc.[1]	6,177,910

		15,780,315

Total Information Technology		47,782,088

Materials — 6.8%
Chemicals — 6.8%
298,275	GCP Applied Technologies, Inc.[1]	9,157,042
170,975	RPM International, Inc.	8,777,857
121,235	W.R. Grace & Co.	8,747,105

Total Materials		26,682,004

Real Estate — 6.2%
Diversified REIT’s — 1.7%
329,505	Empire State Realty Trust, Inc. — Class A	6,768,033

Office REIT’s — 4.5%
255,570	Corporate Office Properties Trust	8,390,363

CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Shares		Value
Real Estate — (continued)
Office REIT’s — (continued)
300,710	Equity Commonwealth[1]	$9,141,584

		17,531,947

Total Real Estate		24,299,980

Telecommunication Services — 1.7%
Diversified Telecommunication Services — 1.7%
845,270	Vonage Holdings Corp.[1]	6,880,498

Utilities — 5.2%
Electric Utilities — 1.8%
148,120	Avangrid, Inc.[2]	7,023,850

Multi-Utilities — 1.9%
289,740	NiSource, Inc.	7,414,447

Water Utilities — 1.5%
75,030	American Water Works Co., Inc.	6,070,677

Total Utilities		20,508,974

Total Common Stock (Cost $302,246,701)		377,836,167

Short-Term Investments — 3.9%
7,623,448	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.91%[4]	7,623,448
7,623,448	Federated Treasury Obligations Fund Institutional Series, 0.87%[4]	7,623,448

Total Short-Term Investments (Cost $15,246,896)		15,246,896

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.0% (Cost $317,493,597)		393,083,063

Principal
Short-Term Investments Held As Collateral For Loaned Securities — 7.6%
Money Market Funds — 1.4%
1,207,000	Blackrock Liquidity Funds Prime Portfolio, 1.00%[4]	1,207,000
623,000	Federated Institutional Money Market Management, 0.95%[4]	623,000
742,000	Fidelity Institutional Money Market Funds — Government Portfolio, 0.98%[4]	742,000
1,095,000	Invesco Short Term Investments Trust-Liquid Assets, 0.99%[4]	1,095,000
742,000	JPMorgan U.S. Government Money Market Fund Capital Shares, 0.97%[4]	742,000

Principal		Value
Money Market Funds — (continued)
895,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.99%[4]	895,000

Total Money Market Funds		5,304,000

Repurchase Agreement — 1.1%
$4,240,717	With Royal Bank of Scotland PLC[3]: at 1.05%, dated 09/29/17, to be repurchased on 10/02/17, repurchase price $4,241,088 (collateralized by US Treasury Securities, par values ranging from $36,809 — $966,759, coupon rates ranging from 0.49% to 3.50%, 10/31/17 - 11/15/42; total market value $4,325,544)	$4,240,717

Total Repurchase Agreement		4,240,717

Time Deposits — 5.1%
1,240,000	Australia & New Zealand Bank (London), 1.18% 10/02/17[4]	1,240,000
1,300,000	BNP Paribas (Cayman), 1.07% 10/02/17[4]	1,300,000
1,040,000	Canadian Imperial Bank of Commerce (Cayman), 1.05%, 10/02/17[4]	1,040,000
1,060,000	Commonwealth Bank of Australia (London), 1.12% 10/02/17[4]	1,060,000
1,250,000	Credit Agricole CIB (New York), 1.06% 10/02/17[4]	1,250,000
1,280,000	Credit Industriel et Commercial (New York), 1.06%, 10/02/17[4]	1,280,000
1,200,000	DNB Bank ASA, 1.05% 10/02/17[4] .	1,200,000
560,000	DZ Bank AG (New York) 1.06% 10/02/2017[4]	560,000
1,130,000	LandesBank, 1.07% 10/02/17[4]	1,130,000
1,320,000	National Australia Bank Ltd. (Cayman), 1.05% 10/02/17[4]	1,320,000
1,310,000	National Bank of Canada (Montreal), 1.06% 10/02/17[4]	1,310,000
1,320,000	Natixis New York (Cayman), 1.08% 10/02/17[4]	1,320,000
970,000	Nordea Bank Finland PLC[3] (New York), 1.05%, 10/02/17[4]	970,000
1,270,000	Royal Bank of Canada (Toronto), 1.07% 10/02/17[4]	1,270,000
1,320,000	Skandinaviska Enskilda Banken AB (Cayman), 1.06% 10/02/17[4]	1,320,000

CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2017 (Unaudited)

Principal		Value
Time Deposits — (continued)
1,290,000	Svenska Handelsbanken AB (Cayman), 1.05% 10/02/17[4]	1,290,000
1,240,000	Toronto-Dominion Bank (Toronto), 1.05% 10/02/17[4]	1,240,000

Total Time Deposits		20,100,000

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $ 29,644,717)		29,644,717

Total Investments — 107.6% (Cost $ 347,138,314)		$422,727,780	[5]
Liabilities in Excess of Other Assets — (7.6)%		(29,814,225)

Total Net Assets — 100.0%		$392,913,555

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock	$377,836,167	$377,836,167	—	—
Short-Term Investments	15,246,896	15,246,896	—	—
Short-Term Investments Held As Collateral For Loaned Securities	29,644,717	5,304,000	$24,340,717	—

Total Investments in Securities	$422,727,780	$398,387,063	$24,340,717	—

There were no transfers between Level 1, Level 2, and Level 3 during the three months ended September 30, 2017.

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]	At September 30, 2017, the market value of securities on loan for the CRM Small/Mid Cap Value Fund was $28,980,207. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Shares		Value
Common Stock — 96.9%
Consumer Discretionary — 11.9%
Consumer Durables & Apparel — 4.8%
50,176	Mohawk Industries, Inc.[1]	$12,419,062
93,755	PVH Corp.	11,818,755

		24,237,817

Consumer Services — 4.6%
255,425	Aramark	10,372,809
332,440	Houghton Mifflin Harcourt Co.[1]	4,005,902
152,356	Six Flags Entertainment Corp.	9,284,575

		23,663,286

Retailing — 2.5%
136,425	Tiffany & Co.	12,521,086

Total Consumer Discretionary		60,422,189

Consumer Staples — 2.5%
Food, Beverage & Tobacco — 2.5%
189,145	TreeHouse Foods, Inc.[1]	12,810,791

Energy — 5.8%
Energy Equipment & Services — 1.5%
372,335	Patterson-UTI Energy, Inc.	7,796,695

Oil, Gas & Consumable Fuels — 4.3%
274,677	Continental Resources, Inc.[1,2]	10,605,279
205,510	Energen Corp.[1]	11,237,287

		21,842,566

Total Energy		29,639,261

Financials — 13.1%
Banks — 8.4%
355,240	BancorpSouth, Inc.	11,385,442
342,210	First Hawaiian, Inc.	10,365,541
552,345	KeyCorp.	10,395,133
139,300	UMB Financial Corp.	10,376,457

		42,522,573

Diversified Financials — 2.6%
169,951	Nasdaq, Inc.	13,183,099

Insurance — 2.1%
195,015	Hartford Financial Services Group, Inc. (The)	10,809,681

Total Financials		66,515,353

Health Care — 7.8%
Health Care Equipment & Services — 7.8%
229,015	DENTSPLY SIRONA, Inc.	13,697,387
138,291	STERIS PLC[3]	12,224,924
124,155	Universal Health Services, Inc. — Class B	13,773,756

Total Health Care		39,696,067

Industrials — 24.0%
Capital Goods — 18.7%
89,725	Allegion PLC[3]	7,758,521

Shares		Value
Industrials — (continued)
Capital Goods — (continued)
152,690	AMETEK, Inc.	$10,083,648
206,505	Dover Corp.	18,872,492
95,013	Hubbell, Inc.	11,023,408
327,073	Johnson Controls International PLC[3]	13,177,771
42,975	Roper Technologies Inc.	10,460,115
155,770	SPX FLOW, Inc.[1]	6,006,491
39,635	Teledyne Technologies, Inc.[1]	6,309,099
176,366	Xylem, Inc.	11,045,803

		94,737,348

Commercial & Professional Services — 5.3%
154,210	Dun & Bradstreet Corp. (The)	17,951,586
208,221	IHS Markit Ltd.[1]	9,178,382

		27,129,968

Total Industrials		121,867,316

Information Technology — 11.2%
Semiconductors & Semiconductor Equipment — 2.8%
160,233	Microchip Technology, Inc.[2]	14,385,719

Software & Services — 4.5%
115,996	Black Knight Financial Services, Inc. — Class A1,2	4,993,628
67,130	IAC/InterActiveCorp.[1]	7,893,145
171,989	PTC, Inc.[1]	9,679,541

		22,566,314

Technology Hardware & Equipment — 3.9%
276,890	FLIR Systems, Inc	10,773,790
64,095	Palo Alto Networks, Inc.[1]	9,236,089

		20,009,879

Total Information Technology		56,961,912

Materials — 6.1%
Chemicals — 4.1%
149,220	Ashland Global Holdings, Inc.	9,757,496
152,300	W.R. Grace & Co.	10,988,445

		20,745,941

Construction Materials — 2.0%
85,475	Vulcan Materials Co.	10,222,810

Total Materials		30,968,751

Real Estate — 4.3%
Office REIT’s — 2.3%
391,330	Equity Commonwealth[1]	11,896,432

Specialized REIT’s — 2.0%
22,480	Equinix, Inc.	10,032,824

Total Real Estate		21,929,256

CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Shares		Value
Telecommunication Services — 1.3%
Diversified Telecommunication Services — 1.3%
183,980	Zayo Group Holdings, Inc.[1]	$6,332,592

Utilities — 8.9%
Electric Utilities — 1.5%
163,750	Avangrid, Inc.[2]	7,765,025

Gas Utilities — 3.0%
179,055	Atmos Energy Corp.	15,011,971

Multi-Utilities — 2.4%
472,249	NiSource, Inc.	12,084,852

Water Utilities — 2.0%
125,322	American Water Works Co., Inc.	10,139,803

Total Utilities		45,001,651

Total Common Stock (Cost $396,301,070)		492,145,139

Short-Term Investments — 4.1%
10,533,469	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.91%[4]	10,533,469
10,533,470	Federated Treasury Obligations Fund Institutional Series, 0.87%[4]	10,533,470

Total Short-Term Investments (Cost $21,066,939)		21,066,939

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 101.0% (Cost $417,368,009)		513,212,078

Principal
Short-Term Investments Held As Collateral For Loaned Securities — 3.6%
Money Market Funds — 0.6%
612,000	Blackrock Liquidity Funds Prime Portfolio, 1.00%[4]	612,000
372,000	Federated Institutional Money Market Management, 0.95%[4]	372,000
443,000	Fidelity Institutional Money Market Funds - Government Portfolio, 0.98%[4]	443,000
557,000	Invesco Short Term Investments Trust-Liquid Assets, 0.99%[4]	557,000
443,000	JPMorgan U.S. Government Money Market Fund Capital Shares, 0.97%[4]	443,000
528,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.99%[4]	528,000

Total Money Market Funds		2,955,000

Principal		Value
Repurchase Agreements — 1.0%
$ 992,823	With BNP Paribas: at 1.04%, dated 09/29/17, to be repurchased on 10/02/17, repurchase price $992,909 (collateralized by US Treasury Securities, par values ranging from $2,134 - $319,122, coupon rates ranging from 0.00% to 3.88%, 12/07/17 - 04/15/29; total market value $1,012,680)	$992,823
4,335,181	With Royal Bank of Scotland PLC[3]: at 1.05%, dated 09/29/17, to be repurchased on 10/02/17, repurchase price $4,335,560 (collateralized by US Treasury Securities, par values ranging from $37,629 - $988,294, coupon rates ranging from 0.49% to 3.50%, 10/31/17 - 11/15/42; total market value $4,421,897)	4,335,181

Total Repurchase Agreements		5,328,004

Time Deposits — 2.0%
760,000	Australia & New Zealand Bank (London), 1.18% 10/02/17[4]	760,000
800,000	BNP Paribas (Cayman), 1.07% 10/02/17[4]	800,000
650,000	Commonwealth Bank of Australia (London), 1.12% 10/02/17[4]	650,000
770,000	Credit Agricole CIB (New York), 1.06% 10/02/17[4]	770,000
740,000	DNB Bank ASA, 1.05% 10/02/17[4]	740,000
690,000	LandesBank, 1.07% 10/02/17[4]	690,000
810,000	National Australia Bank Ltd. (Cayman), 1.05% 10/02/17[4]	810,000
800,000	National Bank of Canada (Montreal), 1.06% 10/02/17[4]	800,000
810,000	Natixis New York (Cayman), 1.08% 10/02/17[4]	810,000
780,000	Royal Bank of Canada (Toronto), 1.07% 10/02/17[4]	780,000
810,000	Skandinaviska Enskilda Banken AB (Cayman), 1.06% 10/02/17[4]	810,000
790,000	Svenska Handelsbanken AB (Cayman), 1.05% 10/02/17[4]	790,000
760,000	Toronto-Dominion Bank (Toronto), 1.05% 10/02/17[4]	760,000

Total Time Deposits		9,970,000

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $18,253,004)		18,253,004

CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2017 (Unaudited)

	Value
Total Investments — 104.6% (Cost $435,621,013)	$531,465,082	[5]
Liabilities in Excess of Other Assets — (4.6)%	(23,461,775)

Total Net Assets — 100.0%	$508,003,307

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock	$492,145,139	$492,145,139	—	—
Short-Term
Investments	21,066,939	21,066,939	—	—
Short-Term Investments Held As Collateral For Loaned Securities	18,253,004	2,955,000	$15,298,004	—

Total Investments in Securities	$531,465,082	$516,167,078	$15,298,004	—

There were no transfers between Level 1, Level 2, and Level 3 during the three months ended September 30, 2017.

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]	At September 30, 2017, the market value of securities on loan for the CRM Mid Cap Value Fund was $17,863,150. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Shares		Value
Common Stock — 96.2%
Consumer Discretionary — 13.7%
Consumer Durables & Apparel — 4.7%
7,660	Mohawk Industries, Inc.[1]	$1,895,927
21,355	PVH Corp.	2,692,011

		4,587,938

Retailing — 9.0%
4,103	AutoZone, Inc.[1]	2,441,736
30,800	Dollar Tree, Inc.[1]	2,674,056
39,295	Tiffany & Co.	3,606,495

		8,722,287

Total Consumer Discretionary		13,310,225

Consumer Staples — 3.3%
Food, Beverage & Tobacco — 3.3%
26,610	Anheuser-Busch InBev N.V., ADR[2]	3,174,573

Energy — 6.9%
Energy Equipment & Services — 2.5%
51,970	Halliburton Co.	2,392,179

Oil, Gas & Consumable Fuels — 4.4%
71,520	Newfield Exploration Co.[1]	2,121,998
33,810	Occidental Petroleum Corp.	2,170,940

		4,292,938

Total Energy		6,685,117

Financials — 22.6%
Banks — 10.2%
128,357	Bank of America Corp.	3,252,566
175,540	KeyCorp.	3,303,663
60,900	Wells Fargo & Co.	3,358,635

		9,914,864

Diversified Financials — 5.4%
55,920	Charles Schwab Corp. (The)	2,445,941
40,690	Intercontinental Exchange, Inc.	2,795,403

		5,241,344

Insurance — 7.0%
33,015	American International Group, Inc.	2,026,791
40,960	Hartford Financial Services Group, Inc. (The)	2,270,413
49,600	MetLife, Inc.	2,576,720

		6,873,924

Total Financials		22,030,132

Health Care — 12.9%
Health Care Equipment & Services — 10.2%
33,540	Danaher Corp.	2,877,061
44,115	DENTSPLY SIRONA, Inc.	2,638,518
18,420	Universal Health Services, Inc. — Class B	2,043,515
20,745	Zimmer Biomet Holdings, Inc.	2,429,032

		9,988,126

Shares		Value
Health Care — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 2.7%
12,847	Allergan PLC[3]	$2,632,993

Total Health Care		12,621,119

Industrials — 12.8%
Capital Goods — 7.1%
39,705	Dover Corp.	3,628,640
80,920	Johnson Controls International PLC[3]	3,260,267

		6,888,907

Transportation — 5.7%
11,055	FedEx Corp.	2,493,787
23,485	Norfolk Southern Corp.	3,105,656

		5,599,443

Total Industrials		12,488,350

Information Technology — 10.0%
Semiconductors & Semiconductor Equipment — 4.8%
10,490	Broadcom Ltd.	2,544,245
24,370	Microchip Technology, Inc.	2,187,938

		4,732,183

Technology Hardware & Equipment — 5.2%
161,320	Hewlett Packard Enterprise Co.	2,373,017
18,575	Palo Alto Networks, Inc.[1]	2,676,658

		5,049,675

Total Information Technology		9,781,858

Materials — 7.0%
Chemicals — 4.5%
14,350	Air Products & Chemicals, Inc.	2,170,007
20,260	PPG Industries, Inc.	2,201,452

		4,371,459

Construction Materials — 2.5%
20,185	Vulcan Materials Co.	2,414,126

Total Materials		6,785,585

Telecommunication Services — 1.3%
Diversified Telecommunication Services — 1.3%
35,930	Zayo Group Holdings, Inc.[1]	1,236,711

Utilities — 5.7%
Electric Utilities — 2.8%
19,105	NextEra Energy, Inc.	2,799,837

Gas Utilities — 2.9%
33,445	Atmos Energy Corp.	2,804,029

Total Utilities		5,603,866

Total Common Stock (Cost $83,169,665)		93,717,536

CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2017 (Unaudited)

Shares		Value
Short-Term Investments — 4.8%
2,313,579	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.91%[4]	$2,313,579
2,313,579	Federated Treasury Obligations Fund Institutional Series, 0.87%[4]	2,313,579

Total Short-Term Investments (Cost $4,627,158)		4,627,158

Total Investments — 101.0% (Cost $87,796,823)		98,344,694
Liabilities in Excess of Other Assets — (1.0%)		(956,622)

Total Net Assets — 100.0%		$97,388,072

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock	$93,717,536	$93,717,536	—	—
Short-Term Investments	4,627,158	4,627,158	—	—

Total Investments in Securities	$98,344,694	$98,344,694	—	—

There were no transfers between Level 1, Level 2, and Level 3 during the three months ended September 30, 2017.

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.

CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Shares		Value
Common Stock — 96.4%
Consumer Discretionary — 14.0%
Consumer Durables & Apparel — 4.5%
1,620	Mohawk Industries, Inc.[1]	$400,966
4,745	PVH Corp.	598,155

		999,121

Consumer Services — 3.8%
11,400	Aramark	462,954
32,280	Houghton Mifflin Harcourt Co.[1]	388,974

		851,928

Retailing — 5.7%
1,030	AutoZone, Inc.[1]	612,963
7,060	Tiffany & Co.	647,967

		1,260,930

Total Consumer Discretionary		3,111,979

Consumer Staples — 3.8%
Food, Beverage & Tobacco — 1.8%
10,095	Mondelez International, Inc. — Class A	410,463

Household & Personal Products — 2.0%
6,120	Edgewell Personal Care Co.[1]	445,352

Total Consumer Staples		855,815

Energy — 8.2%
Energy Equipment & Services — 2.2%
10,570	Halliburton Co.	486,537

Oil, Gas & Consumable Fuels — 6.0%
9,980	Continental Resources, Inc.[1,2]	385,328
8,380	Energen Corp.[1]	458,218
7,595	Occidental Petroleum Corp.	487,675

		1,331,221

Total Energy		1,817,758

Financials — 14.9%
Banks — 10.8%
16,405	Associated Banc-Corp.	397,821
27,995	Bank of America Corp.	709,393
34,685	KeyCorp.	652,772
11,790	Wells Fargo & Co.	650,219

		2,410,205

Diversified Financials — 2.5%
7,130	Nasdaq, Inc.	553,074

Insurance — 1.6%
5,885	American International Group, Inc.	361,280

Total Financials		3,324,559

Health Care — 13.7%
Health Care Equipment & Services — 10.7%
2,435	Aetna, Inc.	387,189
6,840	CONMED Corp.	358,895
7,960	Danaher Corp.	682,809

Shares		Value
Health Care — (continued)
Health Care Equipment & Services — (continued)
3,870	STERIS PLC[3]	$342,108
5,230	Zimmer Biomet Holdings, Inc.	612,381

		2,383,382

Pharmaceuticals, Biotechnology & Life Sciences — 3.0%
3,221	Allergan PLC[3]	660,144

Total Health Care		3,043,526

Industrials — 19.4%
Capital Goods — 6.7%
8,460	Dover Corp.	773,160
18,022	Johnson Controls International PLC[3]	726,106

		1,499,266

Commercial & Professional Services — 5.2%
6,405	Dun & Bradstreet Corp. (The)	745,606
9,070	IHS Markit Ltd.[1]	399,805

		1,145,411

Transportation — 7.5%
8,675	CSX Corp.	470,706
2,710	FedEx Corp.	611,322
4,460	Norfolk Southern Corp.	589,790

		1,671,818

Total Industrials		4,316,495

Information Technology — 8.7%
Semiconductors & Semiconductor Equipment — 4.9%
2,385	Broadcom Ltd.	578,458
5,770	Microchip Technology, Inc.[2]	518,031

		1,096,489

Software & Services — 1.8%
6,930	PTC, Inc.[1]	390,020

Technology Hardware & Equipment — 2.0%
11,340	FLIR Systems, Inc.	441,239

Total Information Technology		1,927,748

Materials — 6.8%
Chemicals — 4.3%
3,310	Air Products & Chemicals, Inc.	500,538
4,270	PPG Industries, Inc.	463,978

		964,516

Construction Materials — 2.5%
4,595	Vulcan Materials Co.	549,562

Total Materials		1,514,078

Utilities — 6.9%
Electric Utilities — 2.2%
3,350	NextEra Energy, Inc.	490,943

Gas Utilities — 1.7%
4,530	Atmos Energy Corp.	379,795

CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Shares		Value
Utilities — (continued)
Multi-Utilities — 1.4%
4,620	Black Hills Corp.	$318,179

Water Utilities — 1.6%
4,350	American Water Works Co., Inc.	351,959

Total Utilities		1,540,876

Total Common Stock (Cost $17,910,325)		21,452,834

Short-Term Investments — 3.6%
403,128	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.91%[4]	403,128
403,128	Federated Treasury Obligations Fund Institutional Series, 0.87%[4]	403,128

Total Short-Term Investments (Cost $806,256)		806,256

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.0% (Cost $18,716,581)		22,259,090

Principal
Short-Term Investments Held As Collateral For Loaned Securities — 4.2%
Repurchase Agreement — 4.2%
$921,872	With Royal Bank of Scotland PLC [3]: at 1.05%, dated 09/29/17, to be repurchased on 10/02/17, repurchase price $921,953 (collateralized by US Treasury Securities, par values ranging from $8,002 - $210,160, coupon rates ranging from 0.49% to 3.50%, 10/31/17 - 11/15/42; total market value $940,312)
Total Repurchase Agreement		$921,872

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $921,872)		921,872

Total Investments — 104.2% (Cost $19,638,453)		23,180,962	[5]
Liabilities in Excess of Other Assets — (4.2)%		(928,721)

Total Net Assets — 100.0%		$22,252,241

CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2017 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock	$21,452,834	$21,452,834	—	—
Short-Term Investments	806,256	806,256	—	—
Short-Term Investments Held As Collateral For Loaned Securities	921,872	—	$921,872	—

Total Investments in Securities	$23,180,962	$22,259,090	$921,872	—

There were no transfers between Level 1, Level 2, and Level 3 during the three months ended September 30, 2017.

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]	At September 30, 2017, the market value of securities on loan for the CRM All Cap Value Fund was $902,061. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Shares		Value
Common Stock — 94.4%
Argentina — 1.6%
1,920	Banco Macro S.A. ADR	$225,312

Belgium — 1.1%
3,400	Ageas	159,773

Canada — 2.5%
5,540	Gildan Activewear, Inc.	173,291
5,000	Suncor Energy, Inc.	175,236

Total Canada		348,527

Chile — 1.3%
69,565	Parque Arauco S.A.	190,245

China — 1.3%
260,000	Shandong Weigao Group Medical Polymer Co. Ltd.	184,060

Czech Republic — 2.0%
82,669	Moneta Money Bank AS6	291,072

Denmark — 2.3%
8,120	ISS A/S	326,541

Finland — 2.0%
6,980	Huhtamaki OYJ[1]	281,724

France — 1.4%
1,600	Essilor International S.A.	198,085

Germany — 4.3%
20,630	Deutsche Telekom AG	384,877
2,905	Gerresheimer AG	224,854

Total Germany		609,731

Indonesia — 2.4%
143,000	Bank Rakyat Indonesia	162,174
3,922,000	Pakuwon Jati Tbk PT	177,624

Total Indonesia		339,798

Ireland — 8.6%
174,873	Cairn Homes PLC[2,3]	354,975
5,995	CRH PLC[2]	227,904
51,003	Dalata Hotel Group PLC[2,3]	333,349
115,917	Greencore Group PLC[2]	304,755

Total Ireland		1,220,983

Italy — 2.6%
9,000	Azimut Holding SpA	194,658
20,208	Societa Cattolica di Assicurazioni SCRL	175,545

Total Italy		370,203

Japan — 17.9%
7,280	Calbee, Inc.	255,876
21,800	Hino Motors Ltd.	266,579
54,000	Hitachi Ltd.	380,507
19,650	Isuzu Motors Ltd.	260,370
3,000	MEIJI Holdings Co. LTD	237,814
6,500	Olympus Corp.	220,084
17,200	Santen Pharmaceutical Co. Ltd.	271,012

Shares		Value
Japan — (continued)
12,000	Shimadzu Corp.	$236,321
4,200	Sohgo Security Services Co. Ltd.	192,597
46,800	Yahoo Japan Corp.	222,095

Total Japan		2,543,255

Luxembourg — 2.6%
4,880	RTL Group S.A.	369,648

Mexico — 5.0%
58,000	Alsea SAB de CV	213,973
149,184	Gentera SAB de CV	241,676
16,840	Gruma SAB de CV	247,310

Total Mexico		702,959

Netherlands — 3.5%
1,685	Heineken N.V.	166,588
15,364	RELX N.V.	327,037

Total Netherlands		493,625

Norway — 1.7%
51,029	Europris ASA[6]	245,390

Panama — 1.8%
6,748	Intercorp Financial Services, Inc.	249,744

Philippines — 2.6%
113,130	Robinsons Retail Holdings, Inc.	220,472
30,060	Security Bank Corp.	143,911

Total Philippines		364,383

Portugal — 1.7%
199,500	Sonae SGPS S.A.	240,739

South Korea — 1.5%
1,670	Hyundai Motor Co.	219,440

Spain — 5.5%
13,600	Hispania Activos Inmobiliarios SOCIMI S.A.	245,125
13,275	Neinor Homes S.A.[3,6]	283,982
82,000	Prosegur Cash S.A.[3,6]	246,649

Total Spain		775,756

Switzerland — 2.7%
3,315	Ferguson PLC[2]	217,485
107	Forbo Holding AG	170,718

Total Switzerland		388,203

Turkey — 1.4%
259,233	Emlak Konut Gayrimenkul Yatirim Ortakligi AS3	194,991

United Kingdom — 13.1%
21,910	Beazley PLC[2]	140,778
30,700	Dairy Crest Group PLC[2]	252,793
28,010	Direct Line Insurance Group PLC[2]	136,471
45,910	Howden Joinery Group PLC[2]	265,148
126,340	ITV PLC[2]	295,759
24,600	Sage Group PLC (The)[2]	230,253
13,120	Smith & Nephew PLC[2]	236,989

CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Shares		Value
United Kingdom — (continued)
9,975	St. James’s Place PLC[2]	$153,180
5,365	WH Smith PLC[2]	145,291

Total United Kingdom		1,856,662

Total Common Stock (Cost $11,624,215)		13,390,849

Short-Term Investments — 7.1%
505,722	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.91%[4]	505,722
505,722	Federated Treasury Obligations Fund Institutional Series, 0.87%[4]	505,722

Total Short-Term Investments (Cost $1,011,444)		1,011,444

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 101.5% (Cost $12,635,659)		14,402,293

Principal
Short-Term Investments Held As Collateral For Loaned Securities — 0.6%
Repurchase Agreement — 0.6%
$82,565	With BNP Paribas: at 1.04%, dated 09/29/17, to be repurchased on 10/02/17, repurchase price $82,572 (collateralized by US Treasury Securities, par values ranging from $178 - $26,539, coupon rates ranging from 0.00% to 3.88%, 12/07/17 - 04/15/29; total market value $84,216)

Total Repurchase Agreement		$82,565

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $82,565)		82,565

Total Investments — 102.1% (Cost $12,718,224)		14,484,858	[5]
Liabilities in Excess of Other Assets — (2.1)% .		(297,050)

Total Net Assets — 100.0%		$14,187,808

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities:
Common Stock
Argentina	$225,312	$225,312	—	—
Belgium	159,773	159,773	—	—
Canada	348,527	348,527	—	—
Chile	190,245	190,245	—	—
China	184,060	184,060	—	—
Czech Republic	291,072	291,072	—	—
Denmark	326,541	326,541	—	—
Finland	281,724	281,724	—	—
France	198,085	198,085	—	—
Germany	609,731	609,731	—	—
Indonesia	339,798	339,798	—	—
Ireland	1,220,983	1,220,983	—	—
Italy	370,203	370,203	—	—

CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2017 (Unaudited)

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Japan	$2,543,255	$2,543,255	—	—
Luxembourg	369,648	369,648	—	—
Mexico	702,959	702,959	—	—
Netherlands	493,625	493,625	—	—
Norway	245,390	245,390	—	—
Panama	249,744	249,744	—	—
Philippines	364,383	364,383	—	—
Portugal	240,739	240,739	—	—
South Korea	219,440	219,440	—	—
Spain	775,756	775,756	—	—
Switzerland	388,203	388,203	—	—
Turkey	194,991	194,991	—	—
United Kingdom	1,856,662	1,856,662	—	—
Short-Term Investments	1,011,444	1,011,444	—	—
Short-Term Investments Held As Collateral For Loaned Securities	82,565	—	$82,565	—

Total Investments in Securities	$14,484,858	$14,402,293	$82,565	—

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were deemed not to have occurred at September 30, 2017. As a result, securities fair valued using an external pricing service at June 30, 2017 that were still held by the Fund were transferred from Level 2 into Level 1 with a beginning of period value of $343,495.

[1]	Security partially or fully on loan.
[2]	PLC — Public Limited Company.
[3]	Non-income producing security.
[4]	Rate represents an annualized yield at date of measurement.
[5]	At September 30, 2017, the market value of securities on loan for the CRM International Opportunity Fund was $78,439. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.
[6]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $1,067,093 and represents 7.5% of net assets as of September 30, 2017.

CRM Funds

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Shares		Value
Common Stock — 97.7%
Consumer Discretionary — 20.6%
Automobiles & Components — 3.1%
151,500	Delphi Automotive PLC[1]	$14,907,600

Consumer Durables & Apparel — 5.2%
38,415	Mohawk Industries, Inc.[2,3]	9,508,097
120,520	PVH Corp.[3]	15,192,751

		24,700,848

Hotels, Restaurants & Leisure — 2.9%
223,679	Six Flags Entertainment Corp.[3]	13,630,998

Retailing — 9.4%
41,683	AutoZone, Inc.[2]	24,805,970
215,240	Tiffany & Co.[3]	19,754,728

		44,560,698

Total Consumer Discretionary		97,800,144

Consumer Staples — 4.9%
Food, Beverage & Tobacco — 2.0%
232,982	Mondelez International, Inc. — Class A3	9,473,048

Household & Personal Products — 2.9%
193,955	Edgewell Personal Care Co.[2]	14,114,106

Total Consumer Staples		23,587,154

Energy — 2.0%
Oil, Gas & Consumable Fuels — 2.0%
144,480	EQT Corp.	9,425,875

Financials — 7.0%
Banks — 3.5%
304,460	Wells Fargo & Co.	16,790,969

Diversified Financials — 2.0%
136,960	Intercontinental Exchange, Inc.	9,409,152

Insurance — 1.5%
115,065	American International Group, Inc.	7,063,840

Total Financials		33,263,961

Health Care — 15.7%
Health Care Equipment & Services — 9.2%
61,855	Aetna, Inc.[3]	9,835,564
226,190	Danaher Corp.[3]	19,402,578
124,370	Zimmer Biomet Holdings, Inc.	14,562,483

		43,800,625

Pharmaceuticals, Biotechnology & Life Sciences — 6.5%
78,750	Allergan PLC[1,3]	16,139,812
65,240	Bio-Rad Laboratories, Inc. - Class A2	14,497,633

		30,637,445

Total Health Care		74,438,070

Industrials — 26.3%
Capital Goods — 8.1%
215,065	Dover Corp.[3]	19,654,790

Shares		Value
Industrials — (continued)
Capital Goods — (continued)
466,321	Johnson Controls International PLC[1,3]	$18,788,073

		38,442,863

Commercial & Professional Services — 8.1%
222,490	Dun & Bradstreet Corp. (The)[3]	25,900,061
149,530	Verisk Analytics, Inc.[2]	12,439,401

		38,339,462

Transportation — 10.1%
249,200	CSX Corp.[3]	13,521,592
75,022	FedEx Corp.[3]	16,923,463
133,135	Norfolk Southern Corp.[3]	17,605,772

		48,050,827

Total Industrials		124,833,152

Information Technology — 11.7%
Semiconductors & Semiconductor Equipment — 5.3%
56,137	Broadcom Ltd.[3]	13,615,468
128,970	Microchip Technology, Inc.	11,578,927

		25,194,395

Software & Services — 1.6%
135,015	PTC, Inc.[2,3]	7,598,644

Technology Hardware & Equipment — 4.8%
283,168	FLIR Systems, Inc.[3]	11,018,067
214,290	Lumentum Holdings, Inc.[2,3]	11,646,661

		22,664,728

Total Information Technology		55,457,767

Materials — 9.5%
Chemicals — 8.0%
65,220	Air Products & Chemicals, Inc.[3]	9,862,568
137,085	DowDuPont, Inc.	9,490,395
83,705	PPG Industries, Inc.[3]	9,095,385
130,605	W.R. Grace & Co.[3]	9,423,151

		37,871,499

Construction Materials — 1.5%
59,530	Vulcan Materials Co.	7,119,788

Total Materials		44,991,287

Total Common Stock (Cost $433,179,970)		463,797,410

CRM Long/Short Opportunities Fund

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Shares		Value
Purchased Options — 0.1%
Total Purchased Options (See Open Option Contracts Table) (Cost $1,591,322)		$284,502

Short-Term Investments — 4.0%
9,626,810	Blackrock Liquidity Funds
	TempCash Portfolio — Institutional
	Series, 0.91%[4]	$9,626,810
9,626,811	Federated Treasury Obligations Fund
	Institutional Series, 0.87%[4]	9,626,811

Total Short-Term Investments (Cost $19,253,621)		19,253,621

Total Investments in Securities — 101.8% (Cost $454,024,913)		483,335,533

Common Stock Sold Short — (45.5%)
Consumer Discretionary — (12.2%)
Consumer Durables & Apparel — (3.6%)
(64,875)	Hasbro, Inc.	$(6,336,341)
(114,350)	VF Corp.	(7,269,230)
(19,305)	Whirlpool Corp.	(3,560,614)

		(17,166,185)

Diversified Financials — (0.4%) (75,440) H&R Block, Inc.		(1,997,651)

Hotels, Restaurants & Leisure — (3.2%)
(85,555)	Dunkin’ Brands Group, Inc.	(4,541,259)
(184,830)	Sonic Corp.	(4,703,924)
(107,550)	Starbucks Corp.	(5,776,510)

		(15,021,693)

Media — (1.5%)
(71,915)	Walt Disney Co. (The)	(7,088,662)

Retailing — (3.5%)
(39,815)	Canadian Tire Corp. Ltd. — Class A	(4,956,812)
(127,180)	Ross Stores, Inc.	(8,212,013)
(60,090)	Target Corp.	(3,545,911)

		(16,714,736)

Total Consumer Discretionary		(57,988,927)

Consumer Staples — (6.5%)
Food & Staples Retailing — (1.5%)
(44,180)	Costco Wholesale Corp.	(7,258,332)

Food, Beverage & Tobacco — (3.3%)
(126,845)	B&G Foods, Inc.	(4,040,013)
(132,935)	General Mills, Inc.	(6,880,716)
(148,165)	Hormel Foods Corp.	(4,762,023)

		(15,682,752)

Shares		Value
Consumer Staples — (continued)
Household & Personal Products — (1.7%)
(164,745)	Church & Dwight Co., Inc.	$(7,981,895)

Total Consumer Staples		(30,922,979)

Financials — (1.0%)
Insurance — (1.0%)
(122,515)	XL Group Ltd.	(4,833,217)

Health Care — (6.2%)
Health Care Equipment & Services — (4.0%)
(21,835)	ABIOMED, Inc.[2]	(3,681,381)
(123,100)	Hologic, Inc.[2]	(4,516,539)
(85,365)	LivaNova PLC1,[2]	(5,980,672)
(122,801)	Patterson Cos, Inc.	(4,746,258)

		(18,924,850)

Pharmaceuticals, Biotechnology & Life Sciences — (2.2%)
(23,147)	Roche Holding AG	(5,908,957)
(37,320)	United Therapeutics Corp.[2]	(4,373,531)

		(10,282,488)

Total Health Care		(29,207,338)

Industrials — (7.4%)
Capital Goods — (4.4%)
(80,600)	Eaton Corp. PLC[1]	(6,189,274)
(72,445)	Ingersoll-Rand PLC[1]	(6,459,921)
(40,900)	Regal Beloit Corp.	(3,231,100)
(218,765)	SKF AB, Class B	(4,767,497)

		(20,647,792)

Commercial & Professional Services — (0.8%)
(60,350)	WageWorks, Inc.[2]	(3,663,245)

Commercial Services & Supplies — (0.7%)
(27,560)	Ecolab, Inc.	(3,544,491)

Transportation — (1.5%)
(58,595)	CH Robinson Worldwide, Inc.	(4,459,080)
(102,635)	Deutsche Lufthansa AG	(2,851,848)

		(7,310,928)

Total Industrials		(35,166,456)

Information Technology — (7.1%)
Semiconductors & Semiconductor Components — (1.1%)
(135,220)	Intel Corp.	(5,149,177)

Software & Services — (4.6%)
(50,325)	ANSYS, Inc.[2]	(6,176,387)
(101,750)	Aspen Technology, Inc.[2]	(6,390,918)
(41,275)	Automatic Data Processing, Inc.	(4,512,183)
(153,635)	Symantec Corp.	(5,040,764)

		(22,120,252)

Technology Hardware & Equipment — (1.4%)
(149,130)	NetApp, Inc.	(6,525,929)

Total Information Technology		(33,795,358)

CRM Long/Short Opportunities Fund

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Shares	Value
Materials — (2.0%)
Chemicals — (2.0%)
(33,275) Praxair, Inc.	$(4,649,849)
(48,180) Scotts Miracle-Gro Co. (The)	(4,689,841)

Total Materials	(9,339,690)

Real Estate — (3.1%)
Hotel & Resort REIT’s — (1.8%)
(182,605) Host Hotels & Resorts, Inc.	(3,376,366)
(183,355) Park Hotels & Resorts, Inc.	(5,053,264)

(8,429,630)

Shares	Value
Real Estate — (continued)
Specialized REIT’s — (1.3%)
(237,685) CubeSmart	$(6,170,303)

Total Real Estate	(14,599,933)

Total Common Stock Sold Short (Cost $(209,625,274))	(215,853,898)

Written Option — 0.0%
Total Written Option
(See Open Option Contracts Table) (Proceeds $161,643)	$(114,750)

Other Assets in Excess of Liabilities — 43.7%	207,451,064

Total Net Assets — 100.0%	$474,817,949

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Assets:
Investments in Securities:
Common Stock
Consumer Discretionary	$97,800,144	$97,800,144	$—	$—
Consumer Staples	23,587,154	23,587,154	—	—
Energy	9,425,875	9,425,875	—	—
Financials	33,263,961	33,263,961	—	—
Health Care	74,438,070	74,438,070	—	—
Industrials	124,833,152	124,833,152	—	—
Information Technology	55,457,767	55,457,767	—	—
Materials	44,991,287	44,991,287	—	—
Purchased Options	284,502	284,502	—	—
Short-Term Investments	19,253,621	19,253,621	—	—

Total Assets - Investments in Securities	$483,335,533	$483,335,533	$—	$—

CRM Long/Short Opportunities Fund

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Common Stock Sold Short:
Common Stock Sold Short
Consumer Discretionary	$(57,988,927)	$(57,988,927)	$—	$—
Consumer Staples	(30,922,979)	(30,922,979)	—	—
Financials	(4,833,217)	(4,833,217)	—	—
Health Care	(29,207,338)	(29,207,338)	—	—
Industrials	(35,166,456)	(35,166,456)	—	—
Information Technology	(33,795,358)	(33,795,358)	—	—
Materials	(9,339,690)	(9,339,690)	—	—
Real Estate	(14,599,933)	(14,599,933)	—	—
Written Option	(114,750)	(114,750)	—	—

Total Liabilities - Investments in Securities	$(215,968,648)	$(215,968,648)	$—	$—

Other Financial Instruments:*
Forward Foreign Currency Contract	$(101,902)	$—	$(101,902)	$—
Total Return Swap Agreements - Equity Contracts	(1,345,107)	—	(1,345,107)	—

Total Liabilities - Other Financial Instruments	$(1,447,009)	$—	$(1,447,009)	$—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward foreign currency contracts and total return swap agreements, which are recorded at fair value.

There were no transfers between Level 1, Level 2, and Level 3 during the three months ended September 30, 2017.

CRM Long/Short Opportunities Fund

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Forward foreign currency contracts outstanding at September 30, 2017:

Counterparty	Termination Date	Currency Purchase		Currency Sold		Unrealized Appreciation	Unrealized (Depreciation)
Morgan Stanley	12/15/17	1,000,000	Canadian Dollar	818,276	United States Dollar	$—	$ (16,439)
Morgan Stanley	12/15/17	3,900,000	Euro	4,678,905	United States Dollar	—	(49,433)
Morgan Stanley	12/15/17	3,000,000	Switzerland Franc	3,150,450	United States Dollar	—	(36,030)

Total Forward Foreign Currency Contracts						$—	$ (101,902)

Open Option contracts at September 30, 2017:

Contracts	Description	Expiration Date	Strike Price	Notional Amount	Value
	Purchased Options — 0.1%
	Put Options — 0.1%
250	AutoZone, Inc.	10/20/17	$550.00	$14,877,750	$45,500
70	Russell 2000 Index	10/31/17	1,350.00	10,436,020	11,830
162	S&P 500 Index	10/31/17	2,400.00	40,813,632	66,420
51	S&P 500 Index	6/15/18	2,150.00	12,848,736	160,752

Total Purchased Options					$284,502

Contracts	Description	Expiration Date	Strike Price	Notional Amount	Value

	Written Option — (0.1%)
	Call Option — (0.1%)
(250)	AutoZone, Inc.	10/20/17	$620.00	$(14,877,750)	$(114,750)

[1]	PLC — Public Limited Company.
[2]	Non-income producing security.
[3]	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
[4]	Rate represents an annualized yield at date of measurement.

CRM Long/Short Opportunities Fund

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2017 (Unaudited)

Total return swap agreements outstanding at September 30, 2017:

Counterparty	Termination Date	Long (Short) Notional Amount	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(1)	Unrealized (Depreciation)(1)

Morgan Stanley	03/01/18	$(12,689,761)	Canadian Financial Sector Basket Swap(2)	$(696,243)	$—	$—	$(696,243)
Morgan Stanley	02/21/18	(11,020,051)	Automobile Sector Basket Swap(3)	(648,864)	—	—	(648,864)

				$(1,345,107)	$—	$—	$(1,345,107)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2) Canadian Financial Sector Basket Swap Reference Entity	Percentage of Notional Amount	Shares	Notional Amount
Common Stocks
National Bank of Canada	37.80%	(101,846)	$(4,796,881)
Canadian Western Bank	36.31%	(174,275)	(4,607,815)
Genworth MI Canada, Inc.	25.89%	(113,107)	(3,285,065)

			$(12,689,761)

The Fund pays the total return on the securities shown above on or about the termination date of the contract. The Fund receives a rate of interest, based on the CABROVER rate, minus 80 basis points on a monthly basis.

(3) Automobile Sector Basket Swap Reference Entity	Percentage of Notional Amount	Shares	Notional Amount
Common Stocks
Tenneco, Inc.	33.92%	(99,807)	$(3,737,965)
Magna International, Inc.	33.61%	(112,396)	(3,703,623)
Ford Motor Co.	32.47%	(484,288)	(3,578,463)

			$(11,020,051)

The Fund pays the total return on the securities shown above on or about the termination date of the contract. The Fund receives a rate of interest, based on the Federal Funds rate, minus 70 basis points on a monthly basis.

CRM Long/Short Opportunities Fund

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive and Principal Financial Officers, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principle Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date	11/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date	11/28/2017

By (Signature and Title)*	/s/ Carlos A. Leal
Carlos A. Leal, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date	11/28/2017

*	Print the name and title of each signing officer under his or her signature.